Other Post-Retirement Employee Benefit Plans (Components Of Net Periodic Benefit Cost) (Details) - Other Post-Retirement Benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1.1	$ 1.5
Interest cost	10.3	9.1
Amortization of net loss	1.4	1.4
Amortization of prior service credit	(4.1)	(6.9)
Net periodic pension cost	$ 8.7	$ 5.1